Business Segments - Schedule of Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 13,995	$ 14,228
Corporate and other [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,706	1,759
Management and franchise [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	11,362	11,505
Ownership [member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 927	$ 964